Concentration of risk (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Concentration Risk [Line Items]
Cash deposits				¥ 500,000
Deposited	$ 18,859,244		$ 21,910,338	¥ 136,273,128	¥ 151,119,985
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%	24.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.30%		26.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.20%		15.80%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.70%	31.40%
Purchases [Member] | Vendor Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	16.20%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	65.40%		63.60%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%